COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net income (loss)		$ (44)	$ 1	$ 6
Other comprehensive income (loss) that will be reclassified to net income (loss)
Equity accounted other comprehensive income		44	0	0
Net unrealized (loss) gain on available for sale securities		(55)	1	0
Foreign currency translation		(4)	2	3
Total other comprehensive (loss) income		(15)	3	3
Comprehensive income (loss)		(59)	4	9
Brookfield Asset Management Inc.
Statement [Line Items]
Net income (loss)	[1]	5	1	6
Other comprehensive income (loss) that will be reclassified to net income (loss)
Comprehensive income (loss)	[2]	6	4	9
Class A exchangeable and Class B shareholders
Statement [Line Items]
Net income (loss)	[3]	3	0	0
Other comprehensive income (loss) that will be reclassified to net income (loss)
Comprehensive income (loss)	[4]	3	0	0
Class C shareholders
Statement [Line Items]
Net income (loss)	[3]	(52)	0	0
Other comprehensive income (loss) that will be reclassified to net income (loss)
Comprehensive income (loss)	[4]	$ (68)	$ 0	$ 0

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods prior to June 28, 2021. See Note 1(b).
[3]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).3. Basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are attributed to our predecessor company Brookfield Annuity Holdings Inc. See Note 2(ag).
[4]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).